Leases (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) deadWeightTon	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Incremental Borrowing Rate	4.80%
Operating Lease, Weighted Average Remaining Lease Term	1 year
Operating Lease, Cost	$ 9,408,000
Operating Lease, Right-of-Use Asset	$ 25,304,000	$ 39,155,000
Vessels time charter-in	6
DWT	3,367,800
Operating Lease, Liability, Current	$ 23,981,000	26,655,000
Operating Lease, Liability, Noncurrent	1,323,000	$ 12,500,000
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	13,674,000
Lessee, Operating Lease, Liability, Payments, Due Year Two	12,236,000
Lessee, Operating Lease, Liability, Payments, Due Year Three	0
Lessee, Operating Lease, Liability, Payments, Due Year Four	0
Lessee, Operating Lease, Liability, Payments, Due Year Five	0
Lessee, Operating Lease, Liability, Payments, Due after Year Five	0
Lessee, Operating Lease, Liability, Payments, Due	25,910,000
Operating Lease Liability, Imputed Interest	(606,000)
Operating Lease, Liability	$ 25,304,000
Operating Lease, Weighted Average Discount Rate, Percent	4.80%
Variable Lease, Cost	$ 5,289,000
Sublease Income	8,456,000
Operating Lease Liability, Cash Paid included in lease liability measurement	$ 0
Number of vessels	60
Number of vessels owned	54
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in	1
Daily Base Rate	$ 10,885
DWT	62,100
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in	5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT	82,000
Daily Base Rate, Year 1	$ 12,000
Daily Base Rate, Year 2	12,500
Daily Base Rate, Year 3	13,000
Daily Base Rate, Year 4	$ 14,500
Minimum [Member]
Lessee, Lease, Description [Line Items]
DWT | deadWeightTon	30,000
Minimum [Member] | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period	24 months